Schedule V - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2020
Schedule V - Valuation and Qualifying Accounts
Schedule V - Valuation and Qualifying Accounts

LEMONADE, INC. AND SUBSIDIARIES

VALUATION AND QUALIFYING ACCOUNTS

		Additions
	Balance at	Charged to	Charge		Balance at
	beginning	costs and	to other		end of
($in millions)	of period	expenses	accounts	(Deductions)	period
Year Ended December 31, 2020
Valuation allowance for deferred tax assets	$66.0	$40.9	$—	$—	$106.9
Allowance for premium receivables	$0.2	$2.2	$—	$(1.9)	$0.5

Year Ended December 31, 2019
Valuation allowance for deferred tax assets	$29.4	$36.6	$—	$—	$66.0
Allowance for premium receivables	$—	$0.9	$—	$(0.7)	$0.2